PROVISIONS	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
PROVISIONS
23. PROVISIONS

Movements in provisions are as follows:

	At December 31, 2022	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2023
	(€ thousand)
Warranty and recall campaigns provision	126,069	63,325	(50,573)	(7,751)	(572)	—	130,498
Legal proceedings and disputes	12,062	239	(2,833)	(1,879)	(74)	(35)	7,480
Environmental and other risks	42,563	26,526	(4,627)	(15,626)	(730)	1,192	49,298
Total provisions	180,694	90,090	(58,033)	(25,256)	(1,376)	1,157	187,276

Warranty and recall campaigns

The provision for warranty and recall campaigns represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Warranty and recall campaigns provisions are recognized upon shipment and estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.

Legal proceedings and disputes

The provision for legal proceedings and disputes represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceedings and disputes. This class of claims relates to allegations by contractual counterparties that the Group has violated the terms of the arrangements, including by terminating the applicable relationships. Judgments in these proceedings may be issued in 2023 or beyond, although any such judgments may remain subject to ongoing judicial review. While the outcome of these proceedings is uncertain, any losses in excess of the provisions recorded are not expected to be material to the Group’s financial condition or results of operations. Additions to the provision for legal proceedings and disputes are recognized within other expenses, net.

Environmental and other risks

The provision for environmental and other risks primarily relates to environmental risks, including those relating to emissions regulations, as well as to disputes and matters which are not subject to legal proceedings, including disputes with suppliers, distributors, employees and other parties.

The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2023, 2022 and 2021 were recorded within the consolidated income statement.

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	25,128	15,616	10,562
Selling, general and administrative costs	1,398	1,562	1,744
Total	26,526	17,178	12,306